10. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets, net as of December 31, 2019 and 2018 consisted of the following:

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2019
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,370	(1,547)	(1,295)	1,528
		$7,070	$(4,247)	$(1,295)	$1,528
As of December 31, 2018
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,366	(1,270)	(1,295)	1,801
		$7,066	$(3,970)	$(1,295)	$1,801

Schedule of future amortization expense	As of December 31, 2019, the estimated future amortization expense related to other intangible assets is as follows:
USD
2020	$276
2021	276
2022	276
2023	276
2024	276
Thereafter	148
$1,528